T. ROWE PRICE RETIREMENT 2040 FUND
February 29, 2020 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/19	Cost	Cost	Shares	2/29/20
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 85.8%
T. Rowe Price Funds:
Growth Stock Fund	2,669,689	74,261	307,223	36,357,456	2,569,745
Value Fund	2,545,197	182,344	326,489	69,689,908	2,358,307
Equity Index 500 Fund	1,166,793	65,531	189,172	13,531,022	1,064,892
Overseas Stock Fund	1,111,734	57,327	135,768	104,050,009	1,044,662
International Value Equity Fund	956,977	147,647	118,659	77,641,741	971,298
International Stock Fund	1,060,308	78,089	204,624	56,520,171	963,104
Emerging Markets Stock Fund	696,451	48,020	88,118	15,748,886	676,257
Mid-Cap Growth Fund	583,467	35,323	72,659	6,064,469	532,218
Mid-Cap Value Fund	514,827	35,904	57,456	19,270,388	482,723
New Horizons Fund(2)	388,282	44,891	48,689	6,323,035	381,342
Small-Cap Stock Fund(2)	355,469	22,238	37,020	6,959,517	332,108
Small-Cap Value Fund	328,125	18,091	36,936	6,935,257	293,361
Real Assets Fund	274,621	23,147	31,611	24,502,699	256,543
Total Equity Mutual Funds (Cost $9,261,767)					11,926,560

BOND MUTUAL FUNDS 14.1%
T. Rowe Price Funds:
New Income Fund	962,843	63,546	200,221	86,753,532	863,198
International Bond Fund
(USD Hedged)	310,238	29,210	41,296	30,318,474	306,823
U. S. Treasury Long-Term Fund	388,102	35,629	167,229	18,738,302	272,455
Dynamic Global Bond Fund	195,820	42,578	26,064	22,476,485	206,334
Emerging Markets Bond Fund	159,721	8,227	20,104	12,849,079	149,692
High Yield Fund	107,509	15,605	13,278	16,921,136	109,987
Floating Rate Fund	30,387	26,655	5,524	5,328,222	50,831
Total Bond Mutual Funds (Cost $1,883,791)					1,959,320

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2040 FUND

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/19	Cost	Cost	Shares	2/29/20
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.1%
T. Rowe Price Funds:
U. S. Treasury Money Fund, 1.26% (3)	51,231	324,772	357,083	18,919,904	18,920
Total Short-Term Investments (Cost $18,920)					18,920
Total Investments in Securities 100.0%
(Cost $11,164,478)					$13,904,800
Other Assets Less Liabilities (0.0)%					(1,200)

Net Assets 100.0%					$13,903,600

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the
Investor Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2040 FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2020. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(892)	$(6,000)	$3,809
Emerging Markets Bond Fund	(392)	1,848	5,937
Emerging Markets Stock Fund	18,793	19,904	8,904
Equity Index 500 Fund	74,895	21,740	17,235
Floating Rate Fund	(38)	(687)	1,070
Growth Stock Fund	165,402	133,018	5,323
High Yield Fund	229	151	4,500
International Bond Fund
(USD Hedged)	5,012	8,671	4,076
International Stock Fund	25,133	29,331	25,558
International Value Equity Fund	(1,064)	(14,667)	29,594
Mid-Cap Growth Fund	47,924	(13,913)	1,209
Mid-Cap Value Fund	17,728	(10,552)	7,709
New Horizons Fund	57,248	(3,142)	—
New Income Fund	5,306	37,030	19,779
Overseas Stock Fund	17,661	11,369	25,204
Real Assets Fund	2,725	(9,614)	7,251
Small-Cap Stock Fund	29,260	(8,579)	—
Small-Cap Value Fund	18,451	(15,919)	2,007
U. S. Treasury Long-Term Fund	39,705	15,953	6,014
Value Fund	67,020	(42,745)	43,978
U. S. Treasury Money Fund	—	—	546
Totals	$590,106#	$153,197	$219,703+

# Capital gain distributions from mutual funds represented $196,558 of the net realized gain
(loss).
+ Investment income comprised $219,703 of income distributions from underlying Price
Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2040 FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement 2040 Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 29, 2020, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.